Non-current provisions and other non-current financial and non-financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	€ 503,080	€ 912,848
Development of provisions
Provisions for cash-settled share based plans	37,489	40,035
Provisions for accrued severance payments	6,656	7,976
Miscellaneous non-current liabilities
Put option liabilities	155,035	491,910
Variable payments outstanding for acquisitions	3,023	6,806
Other	24,108	39,969
Other non-current financial liabilities	182,166	538,685
Labor Expense non-current	104,578	121,731
Deferred Income	9,760	34,018
Other	33,225	21,898
Other non-current liabilities	147,563	177,647
Non-current provisions
Development of provisions
Provisions at beginning of period	196,516
Foreign currency translation	(18,267)
Utilized	(6,802)
Reversed	(3,959)
Additions	42,062
Reclassifications	(36,199)
Provisions at end of period	173,351
Non-current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	116,848
Foreign currency translation	(13,159)
Additions	92
Reclassifications	(12,166)
Provisions at end of period	91,615
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	53,068
Foreign currency translation	(3,502)
Utilized	(5,227)
Reversed	(663)
Additions	30,675
Reclassifications	(24,059)
Provisions at end of period	50,292
Non-current provisions | Asset retirement obligations
Development of provisions
Provisions at beginning of period	12,966
Foreign currency translation	(876)
Utilized	(180)
Reversed	(26)
Additions	685
Reclassifications	26
Provisions at end of period	12,595
Non-current provisions | Interest payable related to income taxes
Development of provisions
Provisions at beginning of period	4,930
Foreign currency translation	(314)
Additions	5,972
Provisions at end of period	10,588
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	8,704
Foreign currency translation	(416)
Utilized	(1,395)
Reversed	(3,270)
Additions	4,638
Provisions at end of period	8,261
1 - 3 years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	310,020	657,027
3 - 5 years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	103,599	137,435
Over 5 Years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	€ 89,460	€ 118,386